Parent Company, Other Shareholders, Associates and Other Related Parties Balances and Transactions - Additional Information (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related party transactions [abstract]
Key Management fees	$ 76,872,494	$ 56,245,833